Risk Management - Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 29,513	$ 28,824
Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,621	8,840
Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,669	8,871
Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,799	5,371
Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,960	2,469
Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,464	3,273
Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	310	476
Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	40,756	37,979
Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	70,579	67,279
AAA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,052	1,147
AAA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	110	132
AAA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	66	77
AAA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	613	640
AAA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	25	38
AAA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	238	260
AAA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,061	1,098
AAA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,113	2,245
AA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,597	5,602
AA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,339	1,374
AA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,297	1,540
AA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,675	1,585
AA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	320	364
AA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	966	739
AA [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		27
AA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,829	5,513
AA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	10,426	11,142
A [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	16,872	16,286
A [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	4,761	5,285
A [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,948	5,808
A [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,896	2,397
A [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,353	1,820
A [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	914	976
A [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	127	137
A [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	15,585	14,311
A [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	32,584	30,734
BBB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,241	5,682
BBB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,242	2,039
BBB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,174	1,402
BBB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	582	714
BBB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	259	237
BBB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	984	1,290
BBB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	77	312
BBB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	15,825	14,139
BBB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	21,143	20,133
BB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	723	81
BB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	168	10
BB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	164	26
BB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	33	35
BB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3	10
BB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	355
BB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	106
BB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,206	823
BB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,035	904
B and lower [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	28	26
B and lower [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1
B and lower [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	20	18
B and lower [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	7	8
B and lower [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,250	2,095
B and lower [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 2,278	$ 2,121